SHARE CAPITAL (Schedule of stock option activity) (Details) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Equity [Abstract]
Options outstanding and exercisable - Beginning balance	4,810,000	5,615,000
Options granted		600,000
Options expired/forfeited	(3,710,000)	(1,405,000)
Options outstanding and exercisable - Ending balance	1,100,000	4,810,000	5,615,000
Weighted average exercise price, outstanding and exercisable - Beginning balance	$ 0.75	$ 0.84
Weighted average exercise price, Granted		0.7
Weighted average exercise price, Expired/forfeited	0.73	1.25
Weighted average exercise price, outstanding and exercisable - Ending balance	$ 0.84	$ 0.75	$ 0.84
Weighted average remaining life, Granted		2 years 10 days
Weighted average remaining life, outstanding and exercisable	10 months 17 days	10 months 9 days	1 year 5 months 12 days